BORROWING FROM THIRD PARTY, CURRENT	12 Months Ended
Dec. 31, 2019
Borrowing From Third Party, Current
BORROWING FROM THIRD PARTY, CURRENT

14. BORROWING FROM THIRD PARTY, CURRENT

The following table sets forth the loan agreement of borrowing from third party, current balance:

			Amount	Original Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	(US$)	Interest Rate	Due Date
4/5/2017	Ambow Education Holding Ltd.	Sino Accord	—	6,000	0%	4/4/2019

On April 5, 2017, the Company entered into an agreement to receive an interest-free loan from Sino Accord in the amount of US$ 6,000 (equivalent to RMB 41,179 as of December 31, 2018). The due date of the loan was April 4, 2018. Sino Accord is a non-affiliated party to the Company. The loan is to provide the Company with sufficient US dollar-denominated currency to meet its acquisition fund and working capital requirements. On March 7, 2018, the Company entered into a supplementary agreement with Sino Accord to extend the term of loan for additional one year. The extended maturity date of the loan was April 4, 2019.

Through an understanding among the Company, Ambow Shengying, Suzhou Zhixinliren and Sino Accord, the borrowing due to Sino Accord, current at amount of US$ 6,000 was correlated to the loan receivable, current at amount of RMB 42,677. It was the understanding among the parties that when the borrowing from third party, current is repaid, the loan receivable, current will similarly be collected.

As of December 31, 2019, the Company fully repaid the borrowing due to Sino Accord and fully collected the loan receivable, current from Suzhou Zhixinliren. Refer to Note 8-Loan Receivable, Current.

As of December 31, 2018 and 2019, the Company has RMB 41,179 and RMB nil of borrowings from Sino Accord, current, respectively.